ACCOUNTS PAYABLE, TRADE (Details Textual) (Accounts Payable [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable [Member]
Stock Issued During Period, Shares, Other	466,050	22,970
Issuance of Stock and Warrants for Services or Claims	$ 9,700	$ 11,600